SUBSEQUENT EVENTS (Narrative) (Details) - USD ($)												6 Months Ended	12 Months Ended
	Jul. 07, 2026	Apr. 09, 2026	Apr. 09, 2026	Apr. 02, 2026	Mar. 12, 2026	Feb. 19, 2026	Feb. 17, 2026	Feb. 03, 2026	Jan. 08, 2026	Jan. 05, 2026	Dec. 18, 2025	Jun. 30, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Number of options forfeited												1,390,000
Convertible debentures [Member]
Subsequent Event [Line Items]
Number of shares issued											3,834,857
Rick Svetkoff [Member]
Subsequent Event [Line Items]
Fiduciary duty, deceptive business practices, and improper control and alteration of corporate records and damages			$ 26,000,000
Restricted share units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares issued													114,250
Number of vesting shares													114,250
Subsequent events [Member]
Subsequent Event [Line Items]
Number of common shares issued for settlement of RSUs	124,999
Number of shares issued									24,285	29,341
Number of warrants exercised									25,000	30,000
Weighted average exercise, exercised									$ 0.33	$ 0.33
Subsequent events [Member] | Rick Svetkoff [Member]
Subsequent Event [Line Items]
Withdrew and transferred to accounts							$ 1,395,869	$ 500,000
Fiduciary duty, deceptive business practices, and improper control and alteration of corporate records and damages		$ 26,000,000
Subsequent events [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Number of options forfeited						500,000
Subsequent events [Member] | Secretary [Member]
Subsequent Event [Line Items]
Number of options forfeited						640,000
Subsequent events [Member] | Restricted share units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares issued				114,250	114,250
Number of vesting shares				114,250	114,250